Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Common Shares	Reserves	Deficit	Total
Balance balance at Dec. 31, 2023	$ 61,852,725	$ 15,041,618	$ (74,286,263)	$ 2,608,080
Beginning balance (in shares) at Dec. 31, 2023	59,606,399			59,606,399
Common share financings, net (Note 17)	$ 19,912,608	1,468,838		$ 21,381,446
Common share financings, net (Note 17 (in shares)	9,792,250
Broker warrants (Note 17)	$ (138,603)	138,603
Warrant exercise (Note 18)	$ 157,500	(18,250)		$ 139,250
Warrant exercise (Note 18) (in shares)	47,500			47,500
Option exercises (Note 18)	$ 2,131,881	(856,540)		$ 1,275,341
Option exercises (Note 18) (in shares)	887,000			887,000
Stock-based compensation (Note 18)		4,529,991		$ 4,529,991
Loss and comprehensive loss			(23,664,711)	(23,664,711)
Balance ending at Dec. 31, 2024	$ 83,916,111	20,304,260	(97,950,974)	$ 6,269,397
Balance ending (in shares) at Dec. 31, 2024	70,333,149			70,333,149
Common share financings, net (Note 17)	$ 11,653,658			$ 11,653,658
Common share financings, net (Note 17 (in shares)	5,735,374
Warrant exercise (Note 18)	$ 3,714,675	(322,058)		$ 3,392,617
Warrant exercise (Note 18) (in shares)	1,146,734			1,146,734
Warrant amendment (Note 16)		20,710,982		$ 20,710,982
Option exercises (Note 18)	$ 7,621,402	(3,141,032)		$ 4,480,370
Option exercises (Note 18) (in shares)	2,434,000			2,434,000
Stock-based compensation (Note 18)		3,603,619		$ 3,603,619
Loss and comprehensive loss			(44,214,333)	(44,214,333)
Balance ending at Dec. 31, 2025	$ 106,905,846	$ 41,155,771	$ (142,165,307)	$ 5,896,310
Balance ending (in shares) at Dec. 31, 2025	79,649,257			79,649,257